File Nos.   333-90260
                                                                811-05618
==============================================================================


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
                                   FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
            Pre-Effective Amendment No.                                   ( )
            Post-Effective Amendment No.  5                               (X)



REGISTRATION  STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          ( )
            Amendment  No. 197                                            (X)


                      (Check appropriate box or boxes.)

     ALLIANZ  LIFE  VARIABLE  ACCOUNT  B
     ------------------------------------
        (Exact  Name  of  Registrant)

     ALLIANZ  LIFE  INSURANCE  COMPANY  OF  NORTH  AMERICA
     -----------------------------------------------
        (Name  of  Depositor)

     5701 Golden Hills Drive, Minneapolis, MN                            55416
     -------------------------------------------                         -----
     (Address  of  Depositor's  Principal  Executive  Offices)      (Zip Code)


Depositor's  Telephone  Number,  including  Area  Code    (763)  765-2913

     Name  and  Address  of  Agent  for  Service
     -------------------------------------
          Stewart D. Gregg, Senior Securities Counsel
          Allianz  Life  Insurance  Company  of  North  America
          5701 Golden Hills Drive
          Minneapolis,  MN    55416
          (763) 765-2913

It is proposed that this filing will become effective:

     __X__  immediately  upon filing pursuant to paragraph (b) of Rule 485
     _____  on (date) pursuant to paragraph (b) of Rule 485
     _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate Date of the Proposed Public Offering: January 23, 2007

Title of Securities Registered:
Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

                                     PART A

PART A IS INCORPORATED BY REFERENCE FROM POST-EFFECTIVE AMENDMENT NO. 4 TO REGISTRANT'S FORM N-4, FILED ELECTRONICALLY ON APRIL 27, 2006

   SUPPLEMENT DATED DECEMBER 28, 2006 TO THE PROSPECTUS DATED MAY 1, 2006 OF:

                      VALUEMARK(R) II/III VARIABLE ANNUITY
                        VALUEMARK(R) IV VARIABLE ANNUITY
                      ALLIANZ REWARDS(TM) VARIABLE ANNUITY
              AS SUPPLEMENTED JULY 7, AUGUST 30 & NOVEMBER 6, 2006

      ALLIANZ ALTERITY(TM) VARIABLE ANNUITY AS SUPPLEMENTED MAY 16, JULY 7,
                          AUGUST 30 & NOVEMBER 6, 2006
ALLIANZ HIGH FIVE(TM) VARIABLE ANNUITY AS SUPPLEMENTED JUNE 19, JULY 7,
                    AUGUST 30, NOVEMBER 6 & DECEMBER 1, 2006
 ALLIANZ HIGH FIVE(TM) BONUS VARIABLE ANNUITY AS SUPPLEMENTED JUNE 22, JULY 7,
                    AUGUST 30, NOVEMBER 6 & DECEMBER 1, 2006
 ALLIANZ HIGH FIVE(TM) L VARIABLE ANNUITY AS SUPPLEMENTED JULY 7, AUGUST 30,
                         NOVEMBER 6 & DECEMBER 1, 2006

                 ALLIANZ ADVANTAGE(TM) NEW YORK VARIABLE ANNUITY
                ALLIANZ OPPORTUNITY(TM) NEW YORK VARIABLE ANNUITY ALLIANZ CHARTER(TM) II NEW YORK VARIABLE ANNUITY
           AS SUPPLEMENTED MAY 1, JULY 7, AUGUST 30 & NOVEMBER 6, 2006

 AND TO THE ALLIANZ ELITE(SM) VARIABLE ANNUITY DATED SEPTEMBER 25, 2006, AS
                         SUPPLEMENTED NOVEMBER 6, 2006

                                    ISSUED BY
 Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York, and Allianz Life Variable Account B or Allianz Life of NY
                               Variable Account C

              THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED
                 IN THE PROSPECTUS AND SHOULD BE ATTACHED TO THE
                  PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.




--------------------------------------------------------------------------------
  1.  THE FOLLOWING TWO INVESTMENT OPTIONS ARE AVAILABLE UNDER YOUR
       CONTRACT EFFECTIVE JANUARY 23, 2007:

        INVESTMENT OPTION                             SUBADVISER
        AZL First Trust Target Double Play Fund       First Trust Advisors L.P.
        AZL TargetPLUS Equity Fund                    First Trust Advisors L.P.

--------------------------------------------------------------------------------
   2.  THE FOLLOWING IS ADDED TO THE INVESTMENT OPTIONS TABLE IN THE PROSPECTUS:


----------------------------  --------------- --------------------------------------- ------------ ------------------------------
                                                           ASSET CATEGORIES
                                               -------------------------------------- ------------ ------------------------------
      Investment Management     Investment     SB S  CE   IT  HB  IE  L  L  L  S  M   Objective(s)   Primary Investments
      Company                   Option         ho p  aq   ne  io  nq  a  a  a  m  i
                                               on e  su   tr  gn  tu  r  r  r  a  d
                                               rd c  hi   em  hd  ei  g  g  g  l  -
      Adviser/Sub-Adviser                      ts i   v   r    s  rt  e  e  e  l  C
                                               -  a   a   mB  Y   ny              a
                                               T  l   l   eo  i   a   B  V  G  C  p
                                               e  t   e   dn  e   t   l  a  r  a
                                               r  y   n   id  l   i   e  l  o  p
                                               m      t   as  d   o   n  u  w
                                                          t       n   d  e  t
                                                          e       a         h
      ----------------------  --------------- -- --- -- -- --- -- -- -- --- -- -- ---  ----------  ------------------------------
        FIRST TRUST            AZL First                              X                Total       Invests primarily in common
        Managed by Allianz     Trust Target                                            Return      stocks of companies that are
        Life Advisers, LLC/    Double Play                                                         identified by a model based
        First Trust Advisors   Fund                                                                on an allocation of 50% in
        L.P.                                                                                       two separate strategies that
                                                                                                   seek to provide
                                                                                                   above-average total return.
                               --------------- -- --- -- -- --- -- -- -- --- -- -- --- ---------   -------------------------------
                               AZL                X                                    Total       Invests primarily in common
                               TargetPLUS                                              Return      stocks of companies that are
                               Equity Fund                                                         identified by a model based
                                                                                                   on an allocation of 20% in five
                                                                                                   separate strategies that seek
                                                                                                   to provide above-average total
                                                                                                   return.
------ ---------------------- --------------- -- --- -- -- --- -- -- -- --- -- -- ---  ----------  -------------------------------



                                                      PRO-012-0506   Page 1 of 2

--------------------------------------------------------------------------------
   3. THE FOLLOWING IS ADDED TO THE TABLE IN THE APPENDIX - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION:


                                          ANNUAL OPERATING EXPENSES BEFORE FEE WAIVERS OR
                                                       EXPENSE REIMBURSEMENTS
        ---------------------------------------------------------------------------------------------------------------------
                                                                                                                TOTAL ANNUAL
                                                                                                                 OPERATING
                                                                                                                 EXPENSES
                                                                                                  AMOUNT OF        AFTER
                                                                                                 CONTRACTUAL    CONTRACTUAL
                                                       RULE                                      FEE WAIVERS    FEE WAIVERS
                                            MANAGEMENT 12B-1       SERVICE   OTHER                    AND        OR EXPENSE
         INVESTMENT OPTION                  FEES       FEES*       FEES     EXPENSES     TOTAL   REIMBURSEMENTS REIMBURSEMENTS
        ---------------------------------------------------------------------------------------------------------------------
        AZL First Trust Target Double       .60%       .25%          -        .12%      .97%         .18%          .79%
        Play Fund**
        ---------------------------------------------------------------------------------------------------------------------
        AZL TargetPLUS Equity Fund**        .60%       .25%          -        .12%      .97%         .18%          .79%
        ---------------------------------------------------------------------------------------------------------------------


         ** Allianz Life Advisers, LLC ("AZL"), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through
            April 30, 2008. The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of Other Expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed any limits then in effect. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the previous three years. Each of the Investment Options commenced operations as of January 23, 2007. The expenses shown above for these Investment Options are estimated for the current calendar year.

--------------------------------------------------------------------------------
   4. SEE THE INVESTMENT OPTION PROSPECTUS FOR ADDITIONAL INFORMATION REGARDING THE TWO NEW FUNDS.






                                                      PRO-012-0506   Page 2 of 2

                                     PART B

PART B IS INCORPORATED BY REFERENCE FROM POST-EFFECTIVE AMENDMENT NO. 4 TO REGISTRANT'S FORM N-4, FILED ELECTRONICALLY ON APRIL 27, 2006

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      a.  Financial Statements

     The following financial statements of the Company are included in Part B hereof by reference.

      1. Report of Independent Registered Public Accounting Firm.
      2. Consolidated Balance Sheets as of December 31, 2005 and 2004.
      3. Consolidated Statements of Operations for the years ended December 31, 2005, 2004 and 2003.
      4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2005, 2004 and 2003.
      5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2005, 2004 and 2003.
      6. Consolidated Statements of Cash Flows for the years ended
         December 31, 2005, 2004 and 2003.
      7. Notes to Consolidated Financial Statements - December 31, 2005, 2004 and 2003.

     The following financial statements of the Variable Account are included in Part B hereof by reference.

      1. Report of Independent Registered Public Accounting Firm.
      2. Statements of Assets and Liabilities as of December 31, 2005.
      3. Statements of Operations for the period ended December 31, 2005.
      4. Statements of Changes in Net Assets for the years ended
         December 31, 2005 and 2004.
      5. Notes to Financial Statements - December 31, 2005.

      b.  Exhibits

      1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account, dated May 31, 1985(1)
      2.   Not  Applicable
      3.a. Principal Underwriter's Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14,1988.(2) North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC which is the predecessor to Allianz Life Financial Services, LLC.
      3.b. Form of General Agency Agreement with Allianz Life Financial
           Services, LLC(13)
      4.a. Individual Variable Annuity Contract-L40432(7)
      4.b. Contract Schedule Page(S40252AA)(12)
      4.c. Guaranteed Account Value Benefit Endorsement-S40253(7)
      4.d. Fixed Account with a MVA Endorsement(S40709-2A)(12)
      4.e. Traditional Guaranteed Minimum Death Benefit Endorsement-S40251(7) 4.f. Enhanced Guaranteed Minimum Death Benefit Endorsement-S40250(7)
      4.g. Guaranteed Minimum Income Benefit Endorsement-S40258(7)
      4.h. Increased Annuity Payment Benefit Endorsement-S20220(7)
      4.i. Waiver of Withdrawal Charge Endorsement-S40255(8)
      4.j. Guaranteed Withdrawal Benefit Endorsement-S40254(11)
      4.k. Inherited IRA/Roth IRA Endorsement-S40713(11)
      5.   Application for Indiv Var Annuity Contract(7)
      6. (i) Copy of Certificate of the Amendment of Charter of the Company dated October 5, 1988 and the Declaration of Intention and Charter dated August 26, 1996(13)
           (ii) Copy of the Restated Bylaws of the Company(as amended
                October 2, 1996)(13)
      7.   Not  Applicable

      8.a. Copy of Fund Participation Agreement between AIM Variable
           Insurance Funds, Inc., Allianz Life Insurance Company of North America and NALAC Financial Plans LLC, dated 7/27/1999(3)

        b. Copy of Fund Participation Agreement between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of North America and BISYS Fund Services Limited Partnership, dated 12/2/2004(10)
        c. Copy of Fund Participation Agreement between USAllianz Variable Products Fund of Funds Trust and BISYS Fund Services Limited Partnership, dated 12/2/2004(10)

        d. Copy of Fund Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999(4)

        e. Copy of Fund Participation Agreement between Dreyfus
           Investment Portfolios and Allianz Life Insurance Company of North America, dated 5/1/2002(6)

        f. Copy of Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Allianz Life Insurance Company of North America, dated 10/1/2003(10)
        g. Copy of Administrative Services Agreement between Franklin Templeton Services, LLC and Allianz Life Insurance Company of North America, dated 12/1/2003(10)
        h. Copy of Business Agreement between Franklin Templeton Distributors, Inc. and Allianz Life Insurance Company of North America, dated 10/1/2003(10)

        i. Copy of Fund Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer Funds Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999(4)
        j. Copy of Administrative Support Service Agreement between Allianz Life Insurance Co. of North America and OppenheimerFunds, Inc., dated 12/1/1999(9)
        k. Copy of Participation Agreement between Allianz Life Premier VIT and Allianz Global Investors Distributors LLC, dated 5/1/2006(14)
        l. Copy of Administrative Service Agreement between Allianz Life and OpCap Advisors LLC, dated 5/1/2006(14)

        m. Copy of Fund Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors, LLC dated 12/1/1999(4)
        n. Copy of Services Agreement between Allianz Life Insurance Co. of North America and PIMCO Variable Insurance Trust, dated 12/1/1999(9)

        o. Copy of Fund Participation Agreement between The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services LLC, dated 12/15/2000(5)
        p. Copy of Services Agreement between Allianz Life Insurance Co. of North America and Prudential Investment Management Services LLC, dated 12/15/2000(9)

        q. Copy of Fund Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999(4)
        r. Copy of Service Agreement between Allianz Life Insurance Co. of North America and Seligman & Co., Inc. dated 12/16/1999(9)

        s. Copy of Fund Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Funds Inc, Van Kampen Asset Management and Allianz Life of North America, dated 5/1/2001(6)

      9.   Opinion and Consent of Counsel*
     10    Consent of Independent Registered Public Accounting Firm*
     11.   Not Applicable
     12.   Not Applicable
     13.   Powers of Attorney(14)

            *Filed herewith

(1) Incorporated by reference from Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on June 25, 1996.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on December 13, 1996.
(3) Incorporated by reference from Post-Effective Ammendment No 7.to Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on November 12, 1999.
(4)  Incorporated   by  reference   from   Pre-Effective   Amendment  No.  1  to
     Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed December 30, 1999.
(5)  Incorporated   by  reference  from   Post-Effective   Amendment  No.  2  to
     Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 15, 2000.
(6)  Incorporated   by  reference  from   Post-Effective   Amendment  No.  3  to
     Registrant's Allianz Life Variable Account A's Form N-6 (File Nos. 333-60206 and 811-04965) electronically filed on January 6, 2003.
(7)  Incorporated   by  reference  from   Pre-Effective   Amendment  No.  1  to
     Registrant's Form N-4 (File Nos. 333-90260 and 811-05618) electronically filed on September 9, 2002.
(8)  Incorporated   by  reference  from   Post-Effective   Amendment  No.  1  to
     Registrant's Form N-4 (File Nos. 333-90260 and 811-05618) electronically filed on April 25, 2003.
(9) Incorporated by reference from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618) electronically filed on April 26, 2004.
(10) Incorporated by reference from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on
     March 30, 2005.
(11) Incorporated by reference from Post-Effective Amendment No.3 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618) electronically filed on April 27, 2005.
(12) Incorporated   by  reference   from   Post-Effective   Amendment   No.4  to
     Registrant's Form N-4 (File Nos. 333-90260 and 811-05618) electronically filed on April 27, 2006.
(13) Incorporated by reference from the Initial Registration Statement to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on May 19, 2006.
(14) Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on September 25, 2006.

Item 25. Officers and directors of Allianz Life Insurance Company of North America.

Unless noted otherwise, all officers and directors have the following principal business address:

                           5701 Golden Hills Drive
                           Minneapolis, MN 55416-1297

              ---------------------------------------- ------------------------------------------------------------
              Name                                     Position and offices
              ---------------------------------------- ------------------------------------------------------------
              Charles M. Kavitsky                      Director
              ---------------------------------------- ------------------------------------------------------------
              Gabrielle M. Matzdorff                   Senior Vice President and Chief Financial Officer
              ---------------------------------------- ------------------------------------------------------------
              Neil H. McKay                            Senior Vice President and Chief Actuary
              ---------------------------------------- ------------------------------------------------------------
              Volker Stueven                           Senior Vice President and Chief Risk Officer
              ---------------------------------------- ------------------------------------------------------------
              Douglas P. Reynolds                      President and Chief Operating Officer
              ---------------------------------------- ------------------------------------------------------------
              Denise M. Blizil                         Senior Vice President, Enterprise Services
              ---------------------------------------- ------------------------------------------------------------
              Wayne A. Robinson                        Senior Vice President, Chief Legal Officer and Secretary
              ---------------------------------------- ------------------------------------------------------------
              Tyrus R. Campbell                        Senior Vice President, Treasurer
              ---------------------------------------- ------------------------------------------------------------
              Jan R. Carendi                           Director and Chairman of the Board
              Allianz AG
              Koenigin Strasse 28
              D-80802
              Munich, Germany
              ---------------------------------------- ------------------------------------------------------------
              Dr. Helmut Perlet                        Director
              Allianz AG (Holding)
              Koniginstr 28
              80802 Munchen
              Germany
              ---------------------------------------- ------------------------------------------------------------
              James Campbell                           Director
              c/o Wells Fargo and Company
              Wells Fargo Center
              Sixth & Marquette
              Minneapolis, MN 55479-0116
              ---------------------------------------- ------------------------------------------------------------
              Reverend Dennis Dease                    Director
              c/o University of St. Thomas
              215 Summit Avenue
              St. Paul, MN  55105-1096
              ---------------------------------------- ------------------------------------------------------------
              Peter Huehne                             Director
              Fireman's Fund Insurance Co.
              777 San Marin Drive
              Novato, CA 94998
              ---------------------------------------- ------------------------------------------------------------
              Michael P. Sullivan                      Director
              7505 Metro Boulevard
              Minneapolis, MN 55439
              ---------------------------------------- ------------------------------------------------------------
              Ralph Strangis                            Director
              Kaplan Strangis & Kaplan PA
              5500 Norwest Center
              Minneapolis, MN 55402-4126
              ---------------------------------------- ------------------------------------------------------------




Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The  Company   organizational   chart  is   incorporated   by   reference   from
Post-Effective Amendment No. 8 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2003.

Item  27.        Number  of  Contract  Owners

As of November 30, 2006 there were 33,310 qualified Contract Owners and 20,628 non-qualified Contract Owners with Contracts in the separate account.

Item 28.  Indemnification

The Bylaws of the Insurance Company provide:

       ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES

              Section 1. RIGHT TO INDEMNIFICATION:

(a) Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:
              (i)   a director of the Corporation; or
              (ii) acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
              (iii) rendering Professional Services at the request of and for the benefit of the Corporation; or
              (iv) serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b) Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
              (i) in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
              (ii) if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
              (iii) for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
              (iv) for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;
              (v) for any transaction for which the Indemnified Person derived an improper personal benefit;
              (vi) for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;
              (vii) for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
              (viii)in circumstances where indemnification is prohibited by applicable law;
              (ix) in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

              Section 2. SCOPE OF INDEMNIFICATION:

(a) Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b) Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c) Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

              Section 3. DEFINITIONS:

(a) "Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b) "Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.
(c)           "Professional Services" shall mean services rendered pursuant to
              (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

a.   Allianz  Life  Financial  Services,   LLC  (previously  USAllianz  Investor
     Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:

                 Allianz  Life  Variable  Account  A
                 Allianz  Life  of NY Variable  Account  C


b.   The  following  are  the  officers   (managers)  and  directors  (Board  of
     Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:

                            5701 Golden Hills Drive
                            Minneapolis, MN 55416-1297

Name                        Positions and Offices with Underwriter
----------------------      -----------------------------------------------------------------------
Frank Tonnemaker           Chief Manager, Chief Executive Officer, President and Governor

Angela Wilson              Chief Financial Officer and President

Catherine Q. Farley        Senior Vice President

Corey J. Walther           Senior Vice President

Dave Schliesman            Senior Vice President

Jeffrey W. Kletti          Senior Vice President

Wayne Peterson             Vice President and Chief Compliance Officer

Stewart D. Gregg           Vice President and Secretary

Carol Dunn                 Assistant Secretary

Brad Coustan               Senior Vice President



     c.

For the period 1-1-2005 to 12-31-2005
-------------------------------------------------------------------------------------------------------
                                        Net Underwriting
                                        Discounts and     Compensation    Brokerage
Name of Principal Underwriter           Commissions       on Redemption   Commissions   Compensation
-------------------------------------------------------------------------------------------------------
Allianz Life Financial Services, LLC    $232,330,089.74    $0             $0            $0
-------------------------------------------------------------------------------------------------------

The $232,330,089.74 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.


Item 30. Location of Accounts and Records

5701 Golden Hills Drive, Minneapolis, Minnesota 55416 and Delaware Valley Financial Services, Allianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item  31.        Management  Services

Not  Applicable

Item  32.        Undertakings

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


                             REPRESENTATIONS

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 28th day of December, 2006.


                                  ALLIANZ  LIFE
                                  VARIABLE  ACCOUNT  B
                                  (Registrant)


                                  By:  ALLIANZ  LIFE  INSURANCE COMPANY
                                       OF  NORTH  AMERICA
                                          (Depositor)

                                  By: /S/ STEWART D. GREGG
                                     --------------------------------
                                          Stewart D. Gregg
                                          Senior Securities Counsel



                                  ALLIANZ  LIFE  INSURANCE  COMPANY
                                  OF  NORTH  AMERICA
                                   (Depositor)

                                   By:     DOUGLAS P. REYNOLDS*
                                      ------------------------------
                                           Douglas P. Reynolds
                                           President and Chief Operating Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 28th day of December, 2006.

Signature  and  Title

Jan R. Carendi*            Director and Chairman of the Board
Jan R. Carendi

Douglas P. Reynolds*       President and Chief Operating Officer
Douglas P. Reynolds

Gabby Matzdorff*           Senior Vice President and Chief Financial Officer
Gabby Matzdorff

Michael P. Sullivan*       Director
Michael P. Sullivan

Rev. Dennis J. Dease*      Director
Rev. Dennis J. Dease

James R. Campbell*         Director
James R. Campbell

Peter Huehne*              Director
Peter Huehne

Ralph Strangis*            Director
Ralph Strangis

Dr. Helmut Perlet*         Director
Dr. Helmut Perlet

Charles Kavitsky*          Director
Charles Kavitsky



                               *By Power of Attorney filed as Exhibit 13 to this Registration Statement.


                                     By: /S/ STEWART D. GREGG
                                         --------------------
                                         Stewart D. Gregg
                                         Senior Securities Counsel

                                    EXHIBITS
                                       TO
                          POST-EFFECTIVE AMENDMENT NO. 5
                                       TO
                                    FORM N-4
                       (File Nos. 333-90260 and 811-05618)

                         ALLIANZ LIFE VARIABLE ACCOUNT B
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                INDEX TO EXHIBITS

EXHIBIT
EX-99.B9     Opinion and Consent of Counsel
EX-99.B10    Consent of Independent Registered Public Accounting Firm